Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Accrued payroll and related	$21,547	$22,313
Accrued interest	11,684	23,627
Accrued commissions	11,570	12,021
Accrued marketing expenses	10,675	12,189
Accrued exchange company fees	9,021	1,209
Accrued professional fees	6,797	5,472
Accrued other taxes	6,763	7,165
Accrued operating lease liabilities	3,670	3,438
Deposits on pending sale of assets	3,615	2,693
Accrued insurance	3,321	4,983
Accrued liability related to business combinations	3,301	3,400
Accrued call center costs	1,715	2,060
Accrued contingent litigation liabilities	1,244	1,102
Other	5,097	4,779
Total accrued liabilities	$100,020	$106,451

Accrued liabilities consisted of the following as of December 31 (in thousands):

	2012	2011
Accrued interest	$23,627	$20,618
Accrued payroll and related	22,313	18,947
Accrued marketing expenses	12,189	4,706
Accrued commissions	12,021	5,951
Accrued other taxes	7,165	6,903
Accrued professional fees	5,472	2,046
Accrued insurance	4,983	1,478
Accrued liability related to business combinations	3,400	—
Accrued operating lease liabilities	3,438	2,092
Deposits on pending sale of assets	2,693	1,158
Accrued call center costs	2,060	1,173
Accrued exchange company fees	1,209	1,044
Accrued contingent litigation liabilities	1,102	1,184
Other	4,779	3,026
Total accrued liabilities	$106,451	$70,326